Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: May 11, 2022

Payment Date	5/16/2022
Collection Period Start	4/1/2022
Collection Period End	4/30/2022
Interest Period Start	4/15/2022
Interest Period End	5/15/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$269,110,725.69	$22,644,107.23	$246,466,618.46	0.558881	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$432,594,725.69	$22,644,107.23	$409,950,618.46

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$435,985,936.28	$413,341,829.05	0.304716
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$435,985,936.28	$413,341,829.05
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$269,110,725.69	1.60000%	30/360	$358,814.30
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$432,594,725.69			$593,427.19

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$435,985,936.28	$413,341,829.05
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$435,985,936.28	$413,341,829.05
Number of Receivable Outstanding	37,859	36,905
Weight Average Contract Rate	4.59%	4.59%
Weighted Average Remaining Term (months)	35	34

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,699,917.16
Principal Collections	$22,596,963.27
Liquidation Proceeds	$117,454.60
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,414,335.03
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,414,335.03

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$363,321.61	$363,321.61	$—	$—	$24,051,013.42
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,051,013.42
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,051,013.42
Interest - Class A-3 Notes	$358,814.30	$358,814.30	$—	$—	$23,692,199.12
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$23,525,409.37
First Allocation of Principal	$—	$—	$—	$—	$23,525,409.37
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$23,505,174.91
Second Allocation of Principal	$—	$—	$—	$—	$23,505,174.91
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$23,482,792.66
Third Allocation of Principal	$5,688,896.64	$5,688,896.64	$—	$—	$17,793,896.02
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,768,689.59
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,204,689.59
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,204,689.59
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$813,479.00
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$813,479.00
Remaining Funds to Certificates	$813,479.00	$813,479.00	$—	$—	$—
Total	$24,414,335.03	$24,414,335.03	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$435,985,936.28	$413,341,829.05
Note Balance	$432,594,725.69	$409,950,618.46
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	3	$47,143.96
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	62	$117,454.60
Monthly Net Losses (Liquidation Proceeds)			$(70,310.64)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.29%
Current Collection Period			(0.20)%
Four-Month Average Net Loss Ratio			0.04%
Cumulative Net Losses for All Periods			$1,216,650.94
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	45	$651,811.54
60-89 Days Delinquent	0.07%	21	$285,493.93
90-119 Days Delinquent	0.01%	2	$35,348.12
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	68	$972,653.59

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		—	$—
Total Repossessed Inventory		1	$11,013.85

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		23	$320,842.05
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.06%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.20	0.05%	13	0.04%